Schedule of deferred revenue (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Gross billing	$ 17,431,300	$ 16,264,172
Commission expense	15,826,657	14,895,885
Revenue	1,604,644	1,368,287
Total revenue	2,986,823	2,688,987
Subscription Revenue [Member]
Total revenue	750,042	738,697
Insurance [Member]
Total revenue	197,852
Sponsorship Revenue [Member]
Total revenue	220,923	107,741
Underwriting Revenue [Member]
Total revenue	125,828	153,757
Other Revenue [Member]
Total revenue	$ 87,535	$ 320,505